Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (350,895)	$ (123,945)	$ (299,442)
Other comprehensive (loss) income:
Unrealized gain (loss) on qualifying cash flow hedging instruments (note 12)	0	6,017	(905)
Pension adjustments, net of taxes	(1,662)	1,096	0
Realized (gain) loss on qualifying cash flow hedging instruments (note 12)	(689)	(102)	1,186
Realized (gain) loss on qualifying cash flow hedging instruments	(600)	873	0
Other comprehensive (loss) income	(2,951)	7,884	281
Comprehensive loss	(353,846)	(116,061)	(299,161)
Non-controlling interests in comprehensive loss	(1,384)	(7,161)	3,764
Preferred unitholders' interest in comprehensive loss	32,150	31,485	42,065
General and limited partners' interest in comprehensive loss	$ (384,612)	$ (140,385)	$ (344,990)